Expense Example - SEI DBi Multi-Strategy Alternative ETF - SEI DBi Multi-Strategy Alternative ETF	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990